Summary of Significant Accounting Policies - Principal Annual Rates Used for Property, Plant and Equipment (Detail) - Mar. 31, 2015	Total
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Over the shorter of the lease terms or the estimated useful life
Buildings [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	4.50%
Plant [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	4.50%
Machinery [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	10.00%
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	15.00%
Minimum [Member] | Moulds [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	20.00%
Minimum [Member] | Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	15.00%
Maximum [Member] | Moulds [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	33.00%
Maximum [Member] | Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	20.00%